INCOME TAXES (Deferred Tax Assets and Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Operating loss carryforwards	$ 19,572	$ 17,177
Capital loss carryforwards	149
Allowance for doubtful accounts	12	152
Tax credit carryforwards	588	588
Accrued expenses	744	1,319
Total deferred tax assets	21,065	19,236
Deferred tax liabilities:
Depreciation of property and equipment	(139)	(133)
Deferred tax assets net of deferred tax liabilities before valuation allowance	20,926	19,103
Valuation allowance	(20,781)	(18,970)
Deferred tax assets, net	145	133
Change in valuation allowance	1,811	(3,372)
The Netherlands [Member]
Deferred tax liabilities:
Net operating loss carry forward	27,012
Net operating loss carry forward expiration dates	2013 through 2021
United States [Member]
Deferred tax liabilities:
Net operating loss carry forward	31,084
Net operating loss carry forward expiration dates	2025 through 2032
Tax credit carryforwards	588
United States [Member] | Minimum [Member]
Deferred tax liabilities:
Tax credit carryforwards, expiration dates	Jan. 01, 2024
United States [Member] | Maximum [Member]
Deferred tax liabilities:
Tax credit carryforwards, expiration dates	Dec. 31, 2029
Israel [Member]
Deferred tax assets:
Capital loss carryforwards	596
Deferred tax liabilities:
Net operating loss carry forward	$ 4,028